Schedule of Investments PIMCO Strategic Income Fund, Inc.	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 289.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 15.1%
Altar Bidco, Inc. 10.399% (TSFR3M + 5.600%) due 02/01/2030 ~		$700	$683
Altice France SA 10.801% (TSFR3M + 5.500%) due 08/15/2028 ~		798	601
Diamond Sports Group LLC TBD% due 05/25/2026 «		1,388	1,154
Envision Healthcare Corp. 13.203% due 11/03/2028 «		3,675	3,804
Forward Air Corp. TBD% due 12/19/2030		1,300	1,293
Gateway Casinos & Entertainment Ltd.
12.531% due 10/18/2027	CAD	572	429
13.221% due 10/15/2027		$2,622	2,662
Lealand Finance Co. BV 7.960% due 06/30/2027		28	15
Lealand Finance Co. BV (5.969% Cash and 3.000% PIK) 8.969% due 12/31/2027 (b)		210	80
NAC Aviation 29 DAC 7.427% (TSFR6M + 2.164%) due 06/30/2026 ~		374	366
Poseidon Bidco SASU 8.345% (Euribor 3MO + 5.000%) due 03/13/2030 ~	EUR	1,000	863
Promotora de Informaciones SA 8.898% (Euribor 3MO + 5.220%) due 12/31/2026 ~		3,792	4,186
Promotora de Informaciones SA (6.648% Cash and 5.000% PIK) 11.648% (Euribor 3MO + 2.970%) due 06/30/2027 «~(b)		256	272
Softbank Vision Fund II 6.000% due 12/23/2025 «		$1,319	1,304
10.000% (Euribor 6MO + 10.000%) due 06/30/2026 «~	EUR	29	33
Steenbok Lux Finco 2 SARL
10.000% due 06/30/2026		11,087	3,356
10.000% (Euribor 6MO + 10.000%) due 06/30/2026 «~		20	22
Syniverse Holdings, Inc. 11.604% due 05/13/2027		$4,793	4,746
U.S. Renal Care, Inc. 9.960% due 06/20/2028		3,362	3,078
Wesco Aircraft Holdings, Inc. 13.445% (TSFR3M + 8.600%) due 10/31/2024 «~		2,647	2,833
Westmoreland Mining Holdings LLC 8.000% due 03/15/2029		2	1
Windstream Services LLC 11.195% due 09/21/2027		16	16

Total Loan Participations and Assignments (Cost $36,321)			31,797

CORPORATE BONDS & NOTES 55.9%
BANKING & FINANCE 22.7%
Adler Financing SARL 12.500% due 12/31/2028 (b)	EUR	3,437	3,988
Alliant Holdings Intermediate LLC 6.500% due 10/01/2031		$1,050	1,062
American Assets Trust LP 6.150% due 10/01/2034		600	607
Armor Holdco, Inc. 8.500% due 11/15/2029 (i)		2,400	2,306
Banca Monte dei Paschi di Siena SpA 8.000% due 01/22/2030 •	EUR	298	335
Banco Bilbao Vizcaya Argentaria SA 6.033% due 03/13/2035 •(i)		$2,200	2,334
Barclays PLC
5.851% due 03/21/2035 •(i)	GBP	500	677
6.224% due 05/09/2034 •(i)		$2,800	3,018
7.437% due 11/02/2033 •(i)		800	924
BGC Group, Inc. 6.600% due 06/10/2029		1,000	1,035
BPCE SA 5.936% due 05/30/2035 •(i)		400	419
CaixaBank SA
6.037% due 06/15/2035 •(i)		400	425
6.840% due 09/13/2034 •(i)		1,600	1,786
CI Financial Corp. 7.500% due 05/30/2029 (i)		2,100	2,191

See Accompanying Notes	1

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2024 (Unaudited)

CorestateCapital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2026 (b)	EUR	141	63
Country Garden Holdings Co. Ltd.
5.400% due 05/27/2025 ^(c)		$1,000	80
6.150% due 09/17/2025 ^(c)		200	16
Cousins Properties LP 5.875% due 10/01/2034		100	103
Credit Suisse AG AT1 Claim 0.000% due 12/31/2060 «		600	77
Deutsche Bank AG
3.547% due 09/18/2031 •(i)		300	280
4.999% due 09/11/2030 •(i)		650	654
5.403% due 09/11/2035 •		500	503
EPR Properties
3.750% due 08/15/2029 (i)		100	94
4.500% due 06/01/2027 (i)		300	296
Essential Properties LP 2.950% due 07/15/2031 (i)		100	87
F&G Annuities & Life, Inc. 6.500% due 06/04/2029 (i)		700	721
Fairfax India Holdings Corp. 5.000% due 02/26/2028		2,400	2,217
Host Hotels & Resorts LP 5.500% due 04/15/2035		1,700	1,725
Hudson Pacific Properties LP
3.250% due 01/15/2030 (i)		300	228
3.950% due 11/01/2027 (i)		100	90
4.650% due 04/01/2029 (i)		300	249
5.950% due 02/15/2028 (i)		900	827
Intesa Sanpaolo SpA 7.200% due 11/28/2033 (i)		3,600	4,103
JAB Holdings BV
3.750% due 05/28/2051 (i)		400	278
4.500% due 04/08/2052 (i)		250	200
Janus Henderson U.S. Holdings, Inc. 5.450% due 09/10/2034 (i)		1,050	1,046
Sammons Financial Group, Inc. 6.875% due 04/15/2034 (i)		600	642
Santander Holdings USA, Inc. 5.353% due 09/06/2030 •		1,800	1,820
Societe Generale SA 6.691% due 01/10/2034 •(i)		1,900	2,059
SVB Financial Group
1.800% due 02/02/2031 ^(c)		502	294
2.100% due 05/15/2028 ^(c)		100	59
4.570% due 04/29/2033 ^(c)		600	352
Synchrony Financial 5.935% due 08/02/2030 •(i)		2,100	2,158
Titanium 2l Bondco SARL 6.250% due 01/14/2031 (b)	EUR	5,074	1,593
UBS Group AG 5.699% due 02/08/2035 •(i)		$700	739
Uniti Group LP
6.000% due 01/15/2030 (i)		2,738	2,339
10.500% due 02/15/2028 (i)		251	268
VICI Properties LP
3.875% due 02/15/2029 (i)		200	192
5.750% due 04/01/2034 (i)		100	105

			47,664

INDUSTRIALS 29.2%
Altice France Holding SA
8.000% due 05/15/2027	EUR	1,100	383
10.500% due 05/15/2027		$1,000	347
Altice France SA
3.375% due 01/15/2028	EUR	1,000	790
4.000% due 07/15/2029		400	313
4.250% due 10/15/2029		500	391
5.125% due 07/15/2029		$400	282
5.500% due 01/15/2028		200	146
5.500% due 10/15/2029		391	274
5.875% due 02/01/2027	EUR	200	175
Avis Budget Car Rental LLC 8.250% due 01/15/2030 (i)		$100	102
BAT Capital Corp. 6.421% due 08/02/2033 (i)		300	330
Bayer U.S. Finance LLC
6.250% due 01/21/2029 (i)		200	211
6.375% due 11/21/2030 (i)		400	428
6.500% due 11/21/2033 (i)		400	433
Boeing Co.
6.259% due 05/01/2027 (i)		500	517
6.298% due 05/01/2029 (i)		600	631
6.388% due 05/01/2031 (i)		500	532
6.528% due 05/01/2034 (i)		600	644

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2024 (Unaudited)

Burberry Group PLC 5.750% due 06/20/2030	GBP	2,627	3,397
Carvana Co. (11.000% Cash and 13.000% PIK) 13.000% due 06/01/2030 (b)(i)		$1,370	1,468
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (b)(i)		1,381	1,603
CDW LLC 5.550% due 08/22/2034 (i)		200	205
Choice Hotels International, Inc. 5.850% due 08/01/2034 (i)		300	310
CVS Pass-Through Trust 7.507% due 01/10/2032 (i)		506	540
Devon Energy Corp. 5.200% due 09/15/2034		1,100	1,096
DISH DBS Corp.
5.250% due 12/01/2026		3,558	3,295
5.750% due 12/01/2028		3,000	2,627
Ecopetrol SA
6.875% due 04/29/2030 (i)		2,860	2,858
8.375% due 01/19/2036		80	82
Essent Group Ltd. 6.250% due 07/01/2029 (i)		600	626
Exela Intermediate LLC (5.750% Cash and 5.750% PIK) 11.500% due 04/15/2026 (b)		43	7
Gazprom PJSC Via Gaz Capital SA 8.625% due 04/28/2034		1,710	1,325
GN Bondco LLC 9.500% due 10/15/2031 (i)		700	737
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (i)		3,956	3,795
JetBlue Airways Corp. 9.875% due 09/20/2031 (i)		3,127	3,297
LifePoint Health, Inc. 11.000% due 10/15/2030 (i)		900	1,017
Newfold Digital Holdings Group, Inc. 6.000% due 02/15/2029 (i)		1,200	805
Nissan Motor Co. Ltd. 4.810% due 09/17/2030 (i)		2,600	2,465
Petroleos Mexicanos
6.700% due 02/16/2032 (i)		784	703
6.840% due 01/23/2030 (i)		200	185
8.750% due 06/02/2029 (i)		350	355
Rivian Holdings LLC 11.359% due 10/15/2026 •		300	304
Royal Caribbean Cruises Ltd. 5.625% due 09/30/2031		1,050	1,064
Service Corp. International 5.750% due 10/15/2032 (i)		1,050	1,058
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		54	51
Topaz Solar Farms LLC 4.875% due 09/30/2039		662	599
U.S. Renal Care, Inc. 10.625% due 06/28/2028 (i)		1,454	1,276
United Airlines Pass-Through Trust 4.150% due 02/25/2033		68	65
Vale SA 0.000% due 12/29/2049 ~(g)	BRL	50,000	3,075
Venture Global LNG, Inc.
9.500% due 02/01/2029 (i)		$912	1,028
9.875% due 02/01/2032 (i)		340	378
Viridien 8.750% due 04/01/2027 (i)		3,912	3,816
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 ^«(b)(c)		10,800	9,097

			61,538

UTILITIES 4.0%
NGD Holdings BV 6.750% due 12/31/2026 (i)		1,305	972
Oi SA (10.000% Cash or 6.000% PIK) 10.000% due 06/30/2027 (b)		2,123	1,848
Oi SA (8.500% PIK) 8.500% due 12/31/2028 (b)		2,038	204
Pacific Gas & Electric Co. 4.300% due 03/15/2045 (i)		950	796
PacifiCorp 5.800% due 01/15/2055 (i)		1,000	1,050
Peru LNG SRL 5.375% due 03/22/2030 (i)		2,567	2,369

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2024 (Unaudited)

TierraMojada Luxembourg SARL 5.750% due 12/01/2040 (i)		1,140	1,083

			8,322

Total Corporate Bonds & Notes (Cost $122,781)			117,524

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2026 (b)	EUR	164	74

Total Convertible Bonds & Notes (Cost $185)			74

MUNICIPAL BONDS & NOTES 3.1%
CALIFORNIA 0.7%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046		$70	65
3.487% due 06/01/2036		1,000	859
3.850% due 06/01/2050		640	600

			1,524

ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010 6.725% due 04/01/2035		13	14

MICHIGAN 1.2%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044		3,000	2,395

WEST VIRGINIA 1.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (f)		25,300	2,490

Total Municipal Bonds & Notes (Cost $7,106)			6,423

U.S. GOVERNMENT AGENCIES 162.8%
Fannie Mae
0.000% due 02/25/2052 •(a)		113,573	1,181
0.605% due 10/25/2049 •(a)(i)		5,773	823
0.655% due 02/25/2049 •(a)		62	8
0.705% due 07/25/2050 •(a)(i)		859	116
1.058% due 08/25/2054 ~(a)(i)		3,706	210
1.165% due 12/25/2042 ~(a)		2,310	44
1.355% due 07/25/2041 •(a)		278	14
2.500% due 12/25/2027 (a)(i)		403	10
3.000% due 06/25/2050 (a)(i)		1,030	204
3.500% due 07/25/2036 (a)(i)		2,529	255
3.500% due 07/25/2042 - 12/25/2049 (a)		322	38
4.000% due 06/25/2050 (a)(i)		543	102
4.500% due 07/25/2040		342	341
4.563% due 02/25/2042 ~		212	213
4.767% due 12/25/2042 ~		13	13
5.000% due 07/25/2037 (a)		398	58
5.000% due 01/25/2038 - 07/25/2038 (i)		2,054	2,110
5.273% due 10/25/2042 ~		6	6
5.400% due 10/25/2042 ~		154	158
5.500% due 11/25/2032 - 04/25/2035 (i)		1,864	1,930
5.750% due 06/25/2033		9	10
5.807% due 08/25/2043		676	675
6.000% due 09/25/2031 (i)		46	47
6.000% due 01/25/2044		474	492
6.500% due 04/01/2031 - 11/01/2047		1,650	1,716
6.500% due 09/25/2031 (i)		56	59
6.850% due 12/18/2027		2	2
7.000% due 06/18/2027 - 01/01/2047		332	342
7.000% due 02/25/2035 (i)		23	24
7.000% due 09/25/2041 ~		148	149
7.260% due 09/01/2028 •		1	1
7.450% due 11/01/2027 •		5	5
7.500% due 11/25/2026 - 06/25/2044		353	363
7.500% due 06/19/2041 ~		52	54
8.000% due 06/19/2041 ~		475	491
8.500% due 06/18/2027 - 06/25/2030		19	19
Freddie Mac
0.000% due 11/15/2048 •(a)(i)		4,669	279
0.605% due 04/25/2048 - 11/25/2049 •(a)(i)		25,088	3,583
0.755% due 05/25/2050 •(a)		572	82
0.861% due 05/15/2038 ~(a)(i)		1,752	126
1.061% due 11/15/2038 ~(a)(i)		6,208	430

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2024 (Unaudited)

1.179% due 08/15/2036 ~(a)(i)	596	35
2.079% due 11/25/2045 ~(a)	5,336	305
3.000% due 11/25/2050 (a)(i)	7,987	1,369
3.000% due 01/25/2051 (a)	459	79
3.500% due 05/25/2050 (a)	484	93
4.325% due 07/25/2032 ~	58	54
5.500% due 04/01/2039	885	919
5.500% due 06/15/2041 (i)	976	1,033
6.000% due 12/15/2028 - 03/15/2035 (i)	453	470
6.000% due 04/15/2031 - 02/01/2034	48	48
6.262% due 12/01/2026 •	1	1
6.500% due 03/15/2026 - 09/01/2047	1,957	2,026
6.500% due 02/15/2028 - 07/15/2032 (i)	326	341
6.500% due 09/25/2043 ~	34	36
7.000% due 07/15/2027 - 03/15/2029 (i)	297	304
7.000% due 03/01/2031 - 10/25/2043	514	544
7.500% due 12/01/2025 - 02/25/2042	252	257
8.000% due 12/01/2026 - 04/15/2030	23	24
10.545% due 10/25/2029 •	650	703
12.945% due 12/25/2027 •	1,257	1,300
Ginnie Mae
0.975% due 08/20/2049 - 09/20/2049 •(a)(i)	44,395	6,377
1.125% due 06/20/2047 •(a)(i)	4,788	623
6.000% due 04/15/2029 - 12/15/2038	445	459
6.500% due 04/15/2032 - 10/20/2038	148	154
7.000% due 11/15/2025 - 06/15/2026	2	1
7.500% due 10/15/2025 - 02/15/2029	139	141
8.500% due 02/15/2031	5	5
Ginnie Mae, TBA
4.000% due 10/01/2054	12,000	11,622
4.500% due 11/01/2054	100	99
U.S. Small Business Administration
4.625% due 02/01/2025	3	3
5.510% due 11/01/2027	46	46
5.780% due 08/01/2027	3	3
5.820% due 07/01/2027	4	4
Uniform Mortgage-Backed Security
4.000% due 06/01/2047 - 03/01/2048	4,775	4,647
4.500% due 03/01/2028 - 08/01/2041	101	103
6.000% due 12/01/2032 - 06/01/2040	1,596	1,677
6.500% due 09/01/2028 - 02/01/2038	556	581
8.000% due 12/01/2024 - 11/01/2031	33	33
Uniform Mortgage-Backed Security, TBA
5.000% due 11/01/2054	700	700
6.000% due 11/01/2054	100	102
6.500% due 11/01/2054	258,000	265,870
7.000% due 10/01/2054	21,200	22,026
Vendee Mortgage Trust
6.500% due 03/15/2029	25	26
6.750% due 02/15/2026 - 06/15/2026	10	11
7.500% due 09/15/2030	574	607

Total U.S. Government Agencies (Cost $359,535)		342,644

NON-AGENCY MORTGAGE-BACKED SECURITIES 29.6%
Adjustable Rate Mortgage Trust
6.545% due 07/25/2035 ~	146	136
7.023% due 08/25/2035 ~	102	101
Ashford Hospitality Trust 6.669% due 04/15/2035 •(i)	2,200	2,185
Atrium Hotel Portfolio Trust 6.894% due 12/15/2036 •(i)	1,600	1,553
Banc of America Mortgage Trust 4.940% due 02/25/2035 ~	3	3
Bancorp Commercial Mortgage Trust 9.193% due 08/15/2032 •	209	207
BCAP LLC Trust 5.850% due 07/26/2036 ~	109	92
Bear Stearns ALT-A Trust 4.560% due 08/25/2036 ~	206	98
Bear Stearns Commercial Mortgage Securities Trust
5.657% due 10/12/2041 ~	90	88
5.937% due 12/11/2040 ~	264	254
CALI Mortgage Trust 3.957% due 03/10/2039 (i)	1,100	1,024
Citigroup Commercial Mortgage Trust 5.590% due 12/10/2049 ~	567	358
Colony Mortgage Capital Ltd. 7.258% due 11/15/2038 •(i)	1,000	940
Commercial Mortgage Trust 11.211% due 12/15/2038 •	1,380	1,053
Countrywide Alternative Loan Trust 5.389% due 07/25/2046 •	818	724
Countrywide Home Loan Mortgage Pass-Through Trust
5.609% due 03/25/2035 •	627	550
5.648% due 08/25/2034 ~	114	109

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2024 (Unaudited)

6.839% due 03/25/2046 •		578	419
Countrywide Home Loan Reperforming REMIC Trust
7.500% due 11/25/2034		149	156
7.500% due 06/25/2035		29	30
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 7.000% due 02/25/2034		112	112
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.431% due 11/10/2032		1,200	961
6.500% due 03/25/2036		731	105
Eurosail PLC
6.699% due 09/13/2045 •	GBP	1,582	1,953
7.349% due 09/13/2045 •		1,130	1,368
8.949% due 09/13/2045 •		960	1,279
Freddie Mac
12.780% due 10/25/2041 •(i)		$2,800	3,020
13.080% due 11/25/2041 •(i)		2,800	3,040
GC Pastor Hipotecario FTA 3.625% due 06/21/2046 •	EUR	585	594
GMAC Mortgage Corp. Loan Trust 4.495% due 08/19/2034 ~		$15	13
GS Mortgage Securities Corp. Trust
4.744% due 10/10/2032 ~(i)		2,200	2,172
4.744% due 10/10/2032 ~		400	394
8.497% due 08/15/2039 •(i)		3,400	3,409
GSAA Home Equity Trust 6.000% due 04/01/2034		369	373
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043 (i)		1,258	1,336
7.500% due 06/19/2027 ~		11	11
8.000% due 09/19/2027 ~		262	252
GSR Mortgage Loan Trust
5.299% due 12/25/2034 •		30	28
ILPT Commercial Mortgage Trust 9.289% due 10/15/2039 •		1,400	1,352
IM Pastor Fondo de Titluzacion Hipotecaria 3.595% due 03/22/2043 •	EUR	170	167
JP Morgan Chase Commercial Mortgage Securities Trust
5.693% due 04/15/2037 •		$976	951
6.961% due 03/15/2036 •		900	496
6.961% due 12/15/2036 •		1,700	429
8.394% due 02/15/2035 •		1,018	982
11.601% due 11/15/2038 •(i)		2,200	2,097
JP Morgan Mortgage Trust
5.500% due 06/25/2037		2	2
6.314% due 10/25/2036 ~		592	478
LUXE Commercial Mortgage Trust 7.964% due 10/15/2038 •(i)		3,016	3,013
MASTR Adjustable Rate Mortgages Trust 4.485% due 10/25/2034 ~		209	189
MASTR Alternative Loan Trust
6.250% due 07/25/2036		185	96
7.000% due 04/25/2034		16	16
MASTR Reperforming Loan Trust
7.000% due 05/25/2035		2,090	1,436
7.500% due 07/25/2035		1,108	782
Morgan Stanley Re-REMIC Trust 4.240% due 12/26/2046 ~		6,175	5,652
NAAC Reperforming Loan REMIC Trust
7.000% due 10/25/2034		433	395
7.500% due 03/25/2034 (i)		1,327	1,231
7.500% due 10/25/2034		1,298	1,191
New Orleans Hotel Trust 6.733% due 04/15/2032 •		1,000	954
Newgate Funding PLC
4.731% due 12/15/2050 •	EUR	1,016	1,069
4.981% due 12/15/2050 •		1,016	1,056
RBSSP Resecuritization Trust
6.000% due 02/26/2037 ~		$2,164	1,145
6.250% due 12/26/2036 ~		5,176	1,864
Residential Accredit Loans, Inc. Trust 6.000% due 08/25/2035		614	547
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		148	147
8.500% due 11/25/2031		601	282
8.500% due 12/25/2031		6	3
Structured Asset Securities Corp. Mortgage Loan Trust 7.500% due 10/25/2036		2,059	1,229
WaMu Mortgage Pass-Through Certificates Trust 5.779% due 05/25/2035 ~		46	46
Washington Mutual Mortgage Pass-Through Certificates Trust
7.000% due 03/25/2034		26	26
7.500% due 04/25/2033		71	73

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2024 (Unaudited)

WellsFargo Commercial Mortgage Trust 5.092% due 12/15/2039 ~(i)		2,558	2,280

Total Non-Agency Mortgage-Backed Securities (Cost $65,325)			62,176

ASSET-BACKED SECURITIES 4.8%
Access Financial Manufactured Housing Contract Trust 7.650% due 05/15/2049		200	1
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 8.494% due 11/25/2032 •		39	25
Bear Stearns Asset-Backed Securities Trust 3.465% due 09/25/2034 •		93	92
Conseco Finance Corp. 6.530% due 02/01/2031 ~		41	36
Conseco Finance Securitizations Corp. 7.960% due 05/01/2031		1,417	332
Countrywide Asset-Backed Certificates Trust
4.298% due 11/25/2034 •(i)		2,297	1,930
5.369% due 06/25/2037 •(i)		1,341	1,390
ECAF Ltd. 4.947% due 06/15/2040		1,050	708
Elmwood CLO Ltd. 0.000% due 04/20/2034 ~		1,213	938
Flagship Credit Auto Trust 0.000% due 12/15/2025 «(f)		12	0
Madison Park Funding Ltd. 0.000% due 07/27/2047 ~		500	182
MAN GLG U.S. CLO Ltd. 0.000% due 07/15/2034 ~		250	160
Marlette Funding Trust
0.000% due 12/15/2028 «(a)(f)		6	7
0.000% due 04/16/2029 «(f)		10	9
0.000% due 07/16/2029 «(f)		7	20
National Collegiate Commutation Trust 0.000% due 03/25/2038 •		10,400	2,778
SMB Private Education Loan Trust
0.000% due 10/15/2048 «(f)		5	1,144
0.000% due 02/16/2055 «(f)		0	439

Total Asset-Backed Securities (Cost $27,983)			10,191

SOVEREIGN ISSUES 5.6%
Argentina Government International Bond
0.750% due 07/09/2030 þ		494	278
1.000% due 07/09/2029		269	176
3.500% due 07/09/2041 þ(i)		1,880	861
4.125% due 07/09/2035 þ(i)		904	422
4.125% due 07/09/2046 þ		115	58
5.000% due 01/09/2038 þ(i)		4,388	2,313
Ghana Government International Bond
6.375% due 02/11/2027 ^(c)		323	169
7.875% due 02/11/2035 ^(c)		388	206
Romania Government International Bond
5.125% due 09/24/2031	EUR	2,800	3,133
5.250% due 05/30/2032 (i)		1,900	2,125
Turkey Government International Bond
50.000% due 09/06/2028 ~(a)	TRY	57,400	1,663
51.594% due 05/17/2028 ~(a)		10,000	291
Venezuela Government International Bond
6.000% due 06/30/2049		$135	17
8.250% due 10/13/2024 ^(c)		13	2
9.250% due 09/15/2027 ^(c)		171	27

Total Sovereign Issues (Cost $12,525)			11,741

		SHARES
COMMON STOCKS 10.4%
COMMUNICATION SERVICES 1.1%
Clear Channel Outdoor Holdings, Inc.(d)		291,816	467
iHeartMedia, Inc. 'A'(d)		68,102	126
iHeartMedia, Inc. 'B'«(d)		52,880	88
Promotora de Informaciones SA 'A'(d)		207,627	75
Syniverse Holdings, Inc.«(h)		944,461	919
Windstream Units«(d)		28,052	651

			2,326

CONSUMER DISCRETIONARY 2.0%
Neiman Marcus Group Ltd. LLC«(d)(h)		32,851	4,315

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2024 (Unaudited)

CONSUMER STAPLES 0.0%
Steinhoff International Holdings NV«(d)(h)	17,707,907	0

FINANCIALS 2.3%
Banca Monte dei Paschi di Siena SpA	323,500	1,866
Intelsat Emergence SA«(h)	98,888	2,938

		4,804

HEALTH CARE 4.9%
Amsurg Equity«(d)(h)	192,582	10,385

INDUSTRIALS 0.1%
NAC Aviation«(d)(h)	7,719	148
Westmoreland Mining Holdings«(d)(h)	69	0
Westmoreland Mining LLC«(d)(h)	70	0

		148

Total Common Stocks (Cost $21,612)		21,978

WARRANTS 0.0%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027«	711	1

Total Warrants (Cost $2,662)		1

PREFERRED SECURITIES 1.2%
BANKING & FINANCE 1.2%
Capital Farm Credit ACA 5.000% due 03/15/2026 •(g)	1,300,000	1,268
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(g)	1,000,000	1,006
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(g)	205,600	261
SVB Financial Group
4.000% due 05/15/2026 ^(c)(g)	100,000	0
4.700% due 11/15/2031 ^(c)(g)	26,000	0

Total Preferred Securities (Cost $2,565)		2,535

REAL ESTATE INVESTMENT TRUSTS 0.7%
REAL ESTATE 0.7%
Uniti Group, Inc.	54,523	308
VICI Properties, Inc.	33,427	1,113

Total Real Estate Investment Trusts (Cost $822)		1,421

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.4%
U.S. TREASURY BILLS 0.4%
4.841% due 10/17/2024 - 12/19/2024 (e)(f)(l)	$933	926

Total Short-Term Instruments (Cost $926)		926

Total Investments in Securities (Cost $660,348)		609,431

	SHARES
INVESTMENTS IN AFFILIATES 1.9%
SHORT-TERM INSTRUMENTS 1.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.9%
PIMCO Short-Term Floating NAV Portfolio III	403,685	3,931

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2024 (Unaudited)

Total Short-Term Instruments (Cost $3,928)	3,931

Total Investments in Affiliates (Cost $3,928)	3,931

Total Investments 291.5% (Cost $664,276)	$613,362
Financial Derivative Instruments(j)(k)0.1%(Cost or Premiums, net $7,771)	161
Other Assets and Liabilities, net (191.6)%	(403,110)

Net Assets 100.0%	$210,413

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					Payment in-kind security.
(c)					Security is not accruing income as of the date of this report.
(d)					Security did not produce income within the last twelve months.
(e)					Coupon represents a weighted average yield to maturity.
(f)					Zero coupon security.
(g)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)					RESTRICTED SECURITIES:
Issuer Description			Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity			11/02/2023 - 11/06/2023	$8,047	$10,385	4.94%
Intelsat Emergence SA			06/19/2017 - 02/23/2024	6,774	2,938	1.40
NAC Aviation			06/01/2022	347	148	0.07
Neiman Marcus Group Ltd. LLC			09/25/2020	1,058	4,315	2.05
Steinhoff International Holdings NV			06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.			05/12/2022 - 05/31/2024	930	919	0.44
Westmoreland Mining Holdings			03/26/2019	0	0	0.00
Westmoreland Mining LLC			06/30/2023	1	0	0.00

				$17,157	$18,705	8.90%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BMO	5.190%	09/23/2024	11/20/2024		$(3,389)	$(3,393)
BOM	5.710	09/05/2024	10/07/2024		(1,092)	(1,096)
BOS	5.350	09/06/2024	10/07/2024		(1,097)	(1,101)
	5.630	08/08/2024	11/08/2024		(601)	(606)
BPS	3.652	09/06/2024	11/06/2024	EUR	(1,793)	(2,001)
	5.144	09/06/2024	11/06/2024	GBP	(463)	(621)
	5.150	09/20/2024	TBD(2)		$(522)	(522)
	5.200	09/20/2024	TBD(2)		(316)	(316)
	5.530	09/10/2024	12/10/2024		(3,331)	(3,341)
	5.590	08/16/2024	02/14/2025		(7,038)	(7,092)
	6.090	07/29/2024	01/21/2025		(2,503)	(2,532)
	6.390	07/29/2024	01/21/2025		(3,937)	(3,986)
BRC	5.650	09/27/2024	TBD(2)		(1,136)	(1,137)
	6.090	09/12/2024	01/10/2025		(1,464)	(1,469)
BYR	5.320	08/19/2024	11/19/2024		(693)	(698)
	5.320	08/23/2024	11/21/2024		(1,612)	(1,622)
	5.340	09/03/2024	12/03/2024		(3,414)	(3,430)
CIB	5.700	09/13/2024	10/11/2024		(470)	(471)
DBL	5.925	09/13/2024	11/08/2024		(1,837)	(1,843)
	5.975	09/13/2024	11/08/2024		(784)	(786)
	6.025	09/13/2024	11/08/2024		(1,760)	(1,765)
	6.175	09/13/2024	11/08/2024		(1,600)	(1,605)
DEU	5.150	09/20/2024	TBD(2)		(3,874)	(3,880)
	5.350	09/12/2024	12/10/2024		(2,809)	(2,817)
	5.500	09/12/2024	12/10/2024		(2,829)	(2,837)
	5.590	07/29/2024	10/28/2024		(167)	(168)

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2024 (Unaudited)

IND	5.180	09/25/2024	03/06/2025	(194)	(195)
5.350	09/30/2024	12/17/2024	(383)	(383)
5.380	09/18/2024	12/17/2024	(285)	(286)
5.400	09/18/2024	02/18/2025	(2,044)	(2,048)
5.410	09/18/2024	12/17/2024	(2,150)	(2,154)
5.450	09/19/2024	12/17/2024	(901)	(903)
5.510	09/27/2024	12/30/2024	(3,000)	(3,002)
5.600	07/09/2024	10/09/2024	(1,529)	(1,549)
5.600	07/10/2024	10/10/2024	(735)	(745)
5.630	09/13/2024	12/02/2024	(1,001)	(1,004)
5.700	07/10/2024	10/10/2024	(343)	(347)
5.750	09/03/2024	12/02/2024	(450)	(452)
JML	5.250	09/20/2024	11/12/2024	(2,902)	(2,907)
JPS	6.325	07/02/2024	10/02/2024	(1,844)	(1,874)
MSB	5.640	08/26/2024	02/24/2025	(1,307)	(1,315)
5.790	08/26/2024	02/24/2025	(2,364)	(2,379)
NXN	6.030	10/01/2024	10/15/2024	(921)	(921)
RCY	5.100	09/24/2024	10/24/2024	(4,407)	(4,411)
5.650	09/09/2024	10/07/2024	(3,669)	(3,682)
RTA	6.040	09/17/2024	11/01/2024	(923)	(925)
SCX	5.320	09/05/2024	12/05/2024	(1,901)	(1,908)
SOG	5.100	09/20/2024	TBD(2)	(6,929)	(6,940)
5.510	08/16/2024	11/18/2024	(2,592)	(2,610)
5.750	07/10/2024	10/09/2024	(1,318)	(1,335)
5.750	07/11/2024	10/09/2024	(1,572)	(1,593)
5.750	07/15/2024	10/09/2024	(961)	(973)
5.870	07/09/2024	10/09/2024	(647)	(656)
5.870	07/10/2024	10/09/2024	(277)	(281)
5.870	08/23/2024	10/08/2024	(584)	(588)
5.870	08/23/2024	10/09/2024	(355)	(357)
TDM	5.000	09/20/2024	TBD(2)	(1,016)	(1,018)
5.020	09/20/2024	TBD(2)	(4,898)	(4,905)
5.150	09/19/2024	12/18/2024	(879)	(881)
5.150	09/20/2024	TBD(2)	(1,138)	(1,139)
UBS	5.730	07/29/2024	10/28/2024	(395)	(399)

Total Reverse Repurchase Agreements	$(108,200)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.9)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2039	$300	$(276)	$(275)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2054	1,950	(1,637)	(1,615)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2054	600	(524)	(519)
Uniform Mortgage-Backed Security, TBA	4.000	11/01/2054	1,900	(1,831)	(1,826)
Uniform Mortgage-Backed Security, TBA	5.500	11/01/2054	1,900	(1,927)	(1,922)

Total Short Sales (2.9)%	$(6,195)	$(6,157)

(i)	Securities with an aggregate market value of $127,782 have been pledged as collateral under the terms of master agreements as of September 30, 2024.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(102,350) at a weighted average interest rate of 5.793%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note December Futures	12/2024	18	$2,057	$0	$0	$(8)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	4	$(960)	$18	$1	$0
3-Month SOFR Active Contract December Futures	03/2026	5	(1,213)	11	1	0
3-Month SOFR Active Contract June Futures	09/2025	4	(968)	11	1	0
3-Month SOFR Active Contract March Futures	06/2025	4	(965)	13	1	0
3-Month SOFR Active Contract March Futures	06/2026	4	(970)	8	1	0
3-Month SOFR Active Contract September Futures	12/2024	6	(1,429)	36	1	0
3-Month SOFR Active Contract September Futures	12/2025	4	(969)	9	1	0

$106	$7	$0

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2024 (Unaudited)

Total Futures Contracts								$106		$7	$(8)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.474%		$500	$(5)	$14	$9	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.853		900	(3)	1	(2)	1	0
Boeing Co.	1.000%	Quarterly	12/20/2029	1.438		300	(6)	0	(6)	0	0

							$(14)	$15	$1	$1	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	15,500	$280	$56	$336	$0	$(8)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		5,900	680	3,455	4,135	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2024		$14,000	12	60	72	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024		8,800	(1)	254	253	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025		4,400	0	126	126	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	06/20/2025		8,400	130	(22)	108	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		142,900	(321)	1,343	1,022	108	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		700	0	28	28	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027		3,200	(1)	191	190	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027		2,130	0	123	123	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027		3,500	(1)	194	193	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	02/24/2027		1,000	0	55	55	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Semi-Annual	02/24/2027		3,400	(9)	(160)	(169)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		11,200	(763)	(56)	(819)	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		28,200	(1,308)	(149)	(1,457)	0	(57)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		47,200	3,512	(355)	3,157	104	0
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	08/17/2028		3,800	(1)	313	312	9	0
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	08/25/2028		11,363	(3)	951	948	29	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		7,141	97	(652)	(555)	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		59,000	1,147	(1,478)	(331)	140	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029		2,365	0	214	214	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029		8,600	(26)	(680)	(706)	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		2,810	(113)	(198)	(311)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		73,390	(5,265)	(317)	(5,582)	0	(174)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2029		44,200	2,283	(3,028)	(745)	0	(119)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		13,500	(254)	27	(227)	37	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029		4,500	(46)	(379)	(425)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		13,700	(1,410)	216	(1,194)	0	(38)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		6,800	179	(43)	136	20	0

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		4,805	21	656	677	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		3,900	259	(252)	7	12	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		12,200	(165)	1,532	1,367	32	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		38,250	4,949	781	5,730	108	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		46,980	1,980	3,396	5,376	134	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		8,305	320	(78)	242	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		2,510	42	(42)	0	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		1,300	(46)	5	(41)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		250	(7)	15	8	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		4,400	(31)	1,288	1,257	12	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		4,100	(10)	1,353	1,343	11	0
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050		1,400	(5)	432	427	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050		5,700	537	1,798	2,335	13	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	04/07/2051		3,500	(1)	1,356	1,355	11	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Semi-Annual	04/08/2051		2,100	1	(739)	(738)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		2,800	(106)	(851)	(957)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		6,900	1,128	900	2,028	20	0
Receive	1-Year BRL-CDI	11.823	Maturity	01/04/2027	BRL	40,300	0	122	122	8	0
Pay	1-Year BRL-CDI	12.047	Maturity	01/04/2027		39,700	0	(84)	(84)	0	(8)
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030	EUR	2,600	21	29	50	8	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		3,500	303	1,137	1,440	0	(27)
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		3,700	23	238	261	0	(4)
Pay	CAONREPO	3.500	Semi-Annual	06/19/2034	CAD	2,000	69	11	80	6	0
Receive	CAONREPO	3.500	Semi-Annual	06/20/2044		1,300	14	(70)	(56)	0	(2)

							$8,094	$13,022	$21,116	$914	$(556)

Total Swap Agreements							$8,080	$13,037	$21,117	$915	$(556)

Cash of $6,319 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		10/2024		BRL	39		$7		$0		$0
		10/2024			$7		BRL	39	0		0
BPS		10/2024		BRL	1,209		$214		0		(8)
		10/2024		EUR	6,732		7,490		4		(7)
		10/2024		GBP	936		1,232		0		(19)
		10/2024			$219		BRL	1,209	3		0
		12/2024		MXN	773		$38		0		(1)
		01/2025		BRL	752		134		0		(3)
BRC		10/2024			23		4		0		0
		10/2024		GBP	4,512		5,952		0		(80)
		10/2024			$4		BRL	23	0		0

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2024 (Unaudited)

10/2024	281	TRY	10,034	9	0
11/2024	248	9,592	21	0
12/2024	1,435	53,843	21	0
02/2025	30	1,214	1	0
CBK	10/2024	EUR	529	$589	1	0
10/2024	$769	EUR	691	0	0
DUB	10/2024	BRL	924	$167	0	(3)
10/2024	$165	BRL	924	5	0
FAR	10/2024	25,683	EUR	22,968	0	(117)
11/2024	EUR	22,968	$25,719	117	0
GLM	10/2024	BRL	6	1	0	0
10/2024	$1	BRL	6	0	0
02/2025	MXN	953	$47	0	(1)
JPM	11/2024	$659	TRY	24,701	26	0
02/2025	68	2,735	2	0
05/2025	491	21,644	17	0
MBC	10/2024	GBP	713	$931	0	(22)
10/2024	$326	CAD	441	0	0
10/2024	8,240	GBP	6,161	0	(3)
11/2024	CAD	440	$326	0	0
11/2024	GBP	6,161	8,240	3	0
MYI	10/2024	EUR	16,398	18,275	22	0
SCX	10/2024	CAD	440	327	1	0
UAG	12/2024	MXN	2,058	105	2	0
02/2025	$26	TRY	1,062	1	0

Total Forward Foreign Currency Contracts	$256	$(264)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Panama Government International Bond	1.000%	Quarterly	12/20/2028	1.256%	$1,500	$(62)	$47	$0	$(15)
BRC	Egypt Government International Bond	1.000	Quarterly	12/20/2028	5.604	700	(121)	9	0	(112)
Egypt Government International Bond	1.000	Quarterly	06/20/2029	5.807	400	(85)	12	0	(73)
Panama Government International Bond	1.000	Quarterly	12/20/2028	1.256	1,600	(66)	51	0	(15)
CBK	Israel Government International Bond	1.000	Quarterly	06/20/2027	1.199	1,100	(6)	1	0	(5)
GST	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.915	500	70	(16)	54	0
MYC	Petroleos Mexicanos	1.000	Quarterly	12/20/2028	4.114	200	(39)	16	0	(23)

Total Swap Agreements	$(309)	$120	$54	$(243)

(l)

Securities with an aggregate market value of $314 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2024 (Unaudited)

Investmentsin Securities, at Value
Loan Participations and Assignments	$0	$22,375	$9,422	$31,797
Corporate Bonds & Notes
Banking & Finance	0	47,664	0	47,664
Industrials	0	52,441	9,097	61,538
Utilities	0	8,322	0	8,322
Convertible Bonds & Notes
Banking & Finance	0	74	0	74
Municipal Bonds & Notes
California	0	1,524	0	1,524
Illinois	0	14	0	14
Michigan	0	2,395	0	2,395
West Virginia	0	2,490	0	2,490
U.S. Government Agencies	0	342,644	0	342,644
Non-Agency Mortgage-Backed Securities	0	62,176	0	62,176
Asset-Backed Securities	0	8,572	1,619	10,191
Sovereign Issues	0	11,741	0	11,741
Common Stocks
Communication Services	668	0	1,658	2,326
Consumer Discretionary	0	0	4,315	4,315
Financials	1,866	0	2,938	4,804
Health Care	0	0	10,385	10,385
Industrials	0	0	148	148
Warrants
Financials	0	0	1	1
Preferred Securities
Banking & Finance	0	2,535	0	2,535
Real Estate Investment Trusts
Real Estate	1,421	0	0	1,421
Short-Term Instruments
U.S. Treasury Bills	0	926	0	926

$3,955	$565,893	$39,583	$609,431
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,931	$0	$0	$3,931

Total Investments	$7,886	$565,893	$39,583	$613,362

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(6,157)	$0	$(6,157)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	922	0	922
Over the counter	0	310	0	310

$0	$1,232	$0	$1,232
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(564)	0	(564)
Over the counter	0	(507)	0	(507)

$0	$(1,071)	$0	$(1,071)

Total Financial Derivative Instruments	$0	$161	$0	$161

Totals	$7,886	$559,897	$39,583	$607,366

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2024:
Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2024 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$7,795	$65	$(22)	$(6)	$0	$164	$1,426	$0	$9,422	$164
Corporate Bonds & Notes
Banking & Finance	4,749	0	(4,677)	0	0	(72)	0	0	0	0
Industrials	9,828	0	0	0	0	(731)	0	0	9,097	(731)
Non-Agency Mortgage-Backed Securities	908	0	(46)	0	1	43	0	(906)	0	0
Asset-Backed Securities	1,960	0	(6)	0	1	(219)	0	(117)	1,619	(227)
Common Stocks
Communication Services(2)(3)	1,424	0	0	0	0	234	0	0	1,658	234

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	September 30, 2024 (Unaudited)

Consumer Discretionary	4,439	0	0	0	0	(124)	0	0	4,315	(124)
Energy	12	0	(13)	0	7	(6)	0	0	0	0
Financials	3,678	0	0	0	0	(740)	0	0	2,938	(740)
Health Care	9,534	0	(1)	0	0	852	0	0	10,385	852
Industrials	147	0	0	0	0	1	0	0	148	1
Warrants
Financials	2	0	(1)	0	0	0	0	0	1	0

Totals	$44,476	$65	$(47,66)	$(6)	$9	$(598)	$1,426	$(1,023)	$39,583	$(571)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2024	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$4,137	Discounted Cash Flow			Discount Rate			7.220 - 25.750	19.911
		1,154	Expected Recovery			Recovery Rate			83.144	—
		4,131	Third Party Vendor			Broker Quote			99.999 - 103.500	103.233
Corporate Bonds & Notes
Industrials		9,097	Comparable Companies/Discounted Cash Flow			Revenue Multiple/Discount Rate		X/ %	1.000/9.500
Asset-Backed Securities		1,619	Discounted Cash Flow			Discount Rate			12.000 – 13.000	12.271
Common Stocks
Communication Services		651	Comparable Companies			EBITDA Multiple		X	4.438	—
		919	Discounted Cash Flow			Discount Rate			12.950	—
		88	Reference Instrument			Stock Price w/Liquidity Discount			10.000	—
Consumer Discretionary		4,315	Comparable Companies/Discounted Cash Flow			Revenue multiple/EBITDA multiple/Discount Rate		X/X /%	0.610/6.830/10.000	—
Financials		2,938	Comparable Companies			EBITDA Multiple		X	4.400	—
Health Care		10,385	Comparable Companies			EBITDA Multiple		X	15.500	—
Industrials		148	Indicative Market Quotation			Broker Quote			$0.880 - 99.999	99.766
Warrants
Financials		1	Option Pricing Model			Volatility			32.500	—

Total		$39,583

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Sector type updated from Industrials to communication services since prior fiscal year end.
(3)									Sector type updated from utilities to communication services since prior fiscal year end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Fund's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2024, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expect to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. SECURITIES AND OTHER INVESTMENTS

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The tables below show the Fund's transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Notes to Financial Statements (Cont.)

Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$24,159	$52,862	$(73,100)	$10	$0	$3,931	$170	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BMO	BMO Capital Markets Corporation	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	NXN	Natixis New York
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	RCY	Royal Bank of Canada
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RTA	RBC (Barbados) Trading Bank Corp.
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BYR	The Bank of Nova Scotia - Toronto	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	TDM	TD Securities (USA) LLC
CIB	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
DBL	Deutsche Bank AG London	MSB	Morgan Stanley Bank, N.A	UBS	UBS Securities LLC
DEU	Deutsche Bank Securities, Inc.

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	TRY	Turkish New Lira
CAD	Canadian Dollar	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro

Index/Spread Abbreviations:
CAONREPO	Canadian Overnight Repo Rate Average	SOFR	Secured Overnight Financing Rate	TSFR6M	Term SOFR 6-Month

SONIO	Sterling Overnight Interbank Average Rate	TSFR3M	Term SOFR 3-Month

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.

Other Abbreviations:
ALT	Alternate Loan Trust	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	TBD	To-Be-Determined
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding